OTHER NON-CURRENT ASSETS - Summary of other non-current assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
OTHER NON-CURRENT ASSETS
Renting deposit receivables-non-current	¥ 22,196	¥ 9,358
Prepayment for property and equipment	67,768	14,310
Other non-current assets	¥ 89,964	¥ 23,668